Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of components of lease expenses
(a)
The components of lease expenses were as follows:

Six months ended June 30, 2019
Lease cost:
Amortization of right-of-use assets	15,667,643
Interest of lease liabilities	1,323,072
Expenses for short-term leases within 12 months	105,817

Total lease cost	17,096,532

Schedule of Supplemental Cash Flow information Related to Leases
(b) Supplemental cash flow information related to leases was as follows:

Six months ended June 30, 2019
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	17,220,336
Right-of-use assets obtained in exchange for lease obligations:	39,560,604

Schedule of Supplemental BaIance Sheet information Related to Leases
(c) Supplemental balance sheet information related to leases was as follows:

Six months ended June 30, 2019
Operating leases
Operating lease right-of-use assets	64,171,819

Operating lease liabilities, current	(32,117,473)
Operating lease liabilities, non-current	(26,586,966)

Total operating lease liabilities	(58,704,439)

As of June 30, 2019
Weighted-average remaining lease term
Operating leases	2.2 years
Weighted-average discount rate
Operating leases	5.7%

Summary of maturities of lease liabilities
(d) Maturities of lease liabilities were as follows:

As of June 30, 2019
Remainder of 2019	18,146,111
2020	28,519,929
2021	13,759,180
2022	2,574,821

Total undiscounted lease payments	63,000,041
Less: imputed interest	(4,295,602)

Total lease liabilities	58,704,439

Schedule of Future Minimum Payments under Non-cancellable Operating Leases for Office Rental	(e) Future minimum lease payments for the Company’s operating leases were as follows:

As of December 31, 2018
2019	35,453,783
2020	21,057,299
2021	3,180,192
2022 and thereafter	—

59,691,274